UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-07502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	11/30/17

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Emerging Markets Fund

SEMIANNUAL REPORT November 30, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Emerging Markets Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Emerging Markets Fund, covering the six-month period from June 1, 2017 through November 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Equity markets generally rallied over the past six months as corporate earnings grew, global economic conditions improved, and tax reform legislation appeared to make progress. While the rally was relatively broad-based, growth companies produced substantially higher returns than value-oriented companies. International stocks also performed well amid more positive economic data from Europe, Japan, and the emerging markets. In the bond market, U.S. government securities and municipal bonds generally lost a degree of value as economic and inflation expectations increased, while corporate-backed securities fared better in anticipation of improved business conditions.

The strong performance of riskier assets has been supported by solid underlying fundamentals, including rising corporate profits, a robust labor market, and business-friendly government policies. While we currently expect these favorable conditions to persist, we remain watchful for economic and political risks that could derail the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
December 15, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from June 1, 2017 through November 30, 2017, as provided by Warren Skillman, Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended November 30, 2017, Dreyfus Emerging Markets Fund’s Class A shares produced a total return of 7.95%, Class C shares returned 7.52%, Class I shares returned 7.93%, and Class Y shares returned 8.03%.1 In comparison, the fund’s benchmark, the MSCI Emerging Markets Index (the “Index”), achieved a 13.03% total return for the same period.2

Emerging market equities continued to climb during the reporting period, largely in response to stabilizing commodity prices, favorable currency movements, and accelerating corporate earnings growth. The fund lagged the Index, mainly due to its emphasis on value stocks that significantly trailed their more growth-oriented counterparts.

The Fund’s Investment Approach

The fund seeks long-term capital growth. To pursue this goal, the fund invests at least 80% of its assets in the stocks of companies organized, or with a majority of assets or business, in emerging market countries. The fund considers emerging market countries to be generally all countries represented by the Index. We identify potential investments through extensive quantitative and fundamental research, using a value-oriented, research-driven approach. Emphasizing individual stock selection rather than economic and industry trends, the fund focuses on value, business health and business momentum. The fund considers emerging market countries to be generally all countries represented by the Index.

Emerging Markets Rallied Strongly

A rally that began in early 2017 continued uninterrupted over the reporting period, propelling emerging market stocks higher. Rising stock prices were supported by corporate earnings growth, a weakening U.S. dollar, and broadly improving global and local economic conditions. China experienced explosive growth in the value of Internet-related stocks, while markets in India recovered sharply from a surprise demonetization in late 2016. Meanwhile, Brazil benefited from improved political stability, better economic data, and falling local interest rates. Consequently, emerging market equities produced double-digit returns and outpaced most developed markets over the reporting period. Growth-oriented stocks benefited most in this environment, while value stocks trailed market averages.

Value Stocks Dampened Relative Results

Although the fund participated significantly in the Index’s gains, relative performance was constrained by a tilt toward value-oriented stocks. Most notably, the fund held no exposure to Chinese Internet companies Tencent Holdings and Alibaba Group Holdings, which led the market’s advance despite very rich valuations. In contrast, China COSCO Shipping International missed quarterly earnings targets due to lower-than-expected freight rates and higher costs. In Brazil, electric utilities Companhia Paranaense de Energia and Companhia Energética de Minas Gerais struggled with heavy debt loads, and food producer BRF was hurt by industrywide turmoil stemming from a competitor’s food safety scandal. Russian retail giant Magnit lost value due to intensifying competitive pressures and expenses related to a store refurbishment program.

The fund achieved better results in India, where diversified conglomerate Reliance Industries was bolstered by higher profit margins in its petrochemicals business and growth potential in its telecommunications unit. Bank of India also gained considerable value due to a government

DISCUSSION OF FUND PERFORMANCE (continued)

recapitalization program and higher net interest margins. Software developer Tech Mahindra captured greater market share among financial institutions. Top performers in Taiwan included integrated circuit chipset manufacturer MediaTek, which rebounded from previously depressed levels after releasing a new series of mobile chipsets. Contract manufacturer Casetek Holdings advanced after winning more business from a major smartphone and computer brand. In other regions, the fund benefited from gains posted by automotive retailer China ZhengTong Auto Services Holdings, Chinese battery maker BYD, and South Korean oil refiner SK innovation.

Emerging Market Valuations Remain Attractive

Despite the recent market rally, market valuations across the emerging markets have remained attractive compared to developed markets, particularly in light of forecasts of stronger economic growth. In addition, we currently expect investors to shift their attention to value-oriented emerging market stocks in recognition of their attractive prices. As of the reporting period’s end, we have found a relatively large number of value-oriented investment opportunities in the consumer discretionary, utilities, and industrials sectors, but fewer in the information technology and real estate sectors.

December 15, 2017

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures for the fund provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through October 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of emerging markets. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging market countries.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

From time to time, the fund’s investments may be concentrated in issuers located in China and, therefore, at such times, the fund may be particularly exposed to the economy, industries, securities and currency markets of China, which may be adversely affected by protectionist trade policies, slow economic activity in other Asian countries or worldwide, political and social instability, environmental events and natural disasters, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the United States. China remains a totalitarian country with continuing risk of nationalization, expropriation, or confiscation of property. The legal system is still developing, making it more difficult to obtain and/or enforce judgments. Further, the government could at any time alter or discontinue economic reforms. China’s economy may be dependent on the economies of other Asian countries, many of which are developing countries. Each of these risks could increase the fund’s volatility.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Emerging Markets Fund from June 1, 2017 to November 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$10.43	$14.31	$9.07	$8.29
Ending value (after expenses)	$1,079.50	$1,075.20	$1,079.30	$1,080.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$10.10	$13.87	$8.80	$8.04
Ending value (after expenses)	$1,015.04	$1,011.28	$1,016.34	$1,017.10

† Expenses are equal to the fund’s annualized expense ratio of 2.00% for Class A, 2.75% for Class C, 1.74% for Class I and 1.59% for Class Y, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2017 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.2%
Brazil - 7.4%
Banco do Brasil	121,800		1,113,649
BRF	15,100	[a]	177,503
BRF, ADR	85,940	[a]	1,013,233
Cia Energetica de Minas Gerais, ADR	368,446		751,630
Cia Hering	30,500		236,568
Cia Paranaense de Energia, ADR	116,878		814,640
Companhia Energetica de Minas Gerais	45,756	[a]	91,835
Duratex	307,971		830,739
Embraer, ADR	42,516		813,756
Gerdau, ADR	300,432		997,434
JBS	362,000		874,741
Klabin	77,700		423,695
Petroleo Brasileiro, ADR	169,545	[a]	1,647,977
Suzano Papel e Celulose	185,400		991,723
			10,779,123
Cambodia - 1.1%
NagaCorp	2,128,000		1,567,311
Chile - 1.3%
Empresa Nacional de Telecomunicaciones	82,102		807,893
Itau CorpBanca	131,487,308		1,046,049
			1,853,942
China - 22.9%
BAIC Motor, Cl. H	1,028,000	[b]	1,228,027
BYD, Cl. H	107,500		960,626
China Communications Services, Cl. H	3,354,000		2,143,196
China Conch Venture Holdings	597,000		1,317,057
China Construction Bank, Cl. H	5,047,399		4,421,501
China Life Insurance, Cl. H	477,000		1,554,224
China Machinery Engineering, Cl. H	1,291,000		839,875
China ZhengTong Auto Services Holdings	1,022,000		1,075,942
ENN Energy Holdings	132,000		964,364
Haitong Securities, Cl. H	1,090,400		1,632,284
Industrial & Commercial Bank of China, Cl. H	5,231,090		4,102,234
Lianhua Supermarket Holdings, Cl. H	1,817,000	[a]	720,493
NetEase, ADR	9,128		3,000,465
Parkson Retail Group	8,221,452		1,160,132
PetroChina, Cl. H	2,500,000		1,681,721
PICC Property & Casualty, Cl. H	760,000		1,446,504

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
China - 22.9% (continued)
Ping An Insurance Group Company of China, Cl. H	206,500		2,041,819
Shanghai Pharmaceuticals Holding, Cl. H	553,100		1,393,157
Sinotrans, Cl. H	3,402,000		1,721,277
			33,404,898
Czech Republic - .6%
Moneta Money Bank	222,223	[b]	801,834
Greece - .5%
Hellenic Telecommunications Organization	65,553		792,097
Hong Kong - 6.2%
Beijing Enterprises Water Group	1,330,000	[a]	1,041,570
China Everbright International	556,000		746,679
China Mobile	269,000		2,729,688
China Resources Power Holdings	1,005,989		1,894,345
COSCO SHIPPING Ports	1,384,581		1,396,444
Shanghai Industrial Holdings	413,000		1,171,570
			8,980,296
India - 8.9%
Adani Ports & Special Economic Zone	143,248		888,349
Apollo Tyres	243,058		948,259
Chennai Super Kings Cricket	5,440,206	[a,c]	0
India Cements	353,165		957,335
Mahindra & Mahindra	82,907		1,808,904
NTPC	402,948		1,132,139
Punjab National Bank	421,888	[a]	1,152,827
Reliance Industries	119,407		1,714,857
State Bank of India	424,183		2,104,259
Steel Authority of India	602,669	[a]	720,253
Tech Mahindra	207,372		1,573,626
			13,000,808
Indonesia - 2.1%
Astra Agro Lestari	609,466		624,920
Astra International	1,934,900		1,142,150
Indocement Tunggal Prakarsa	373,000		508,363
Semen Indonesia Persero	1,029,300		715,235
			2,990,668
Malaysia - .7%
Malayan Banking	425,938		962,231
Mexico - 3.4%
Alpek	1,303,940		1,640,845
Controladora Vuela Cia de Aviacion, ADR	97,216	[a]	889,526
Gentera	696,600		635,850

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Mexico - 3.4% (continued)
Mexichem	327,185		851,359
Nemak	1,183,900	[b]	867,826
			4,885,406
Netherlands - .9%
VEON, ADR	318,333		1,286,065
Peru - .5%
Cia de Minas Buenaventura, ADR	52,202		730,306
Philippines - .7%
Metropolitan Bank & Trust	555,030		1,059,727
Poland - 1.5%
Bank Pekao	59,659		2,164,907
Qatar - .4%
Qatar National Bank	17,345		557,369
Russia - 2.6%
Lukoil, ADR	21,826		1,213,296
Magnit	10,060	[d]	1,094,588
Rosneft Oil	299,533		1,504,752
			3,812,636
South Africa - 4.4%
Aspen Pharmacare Holdings	33,689		751,780
Barclays Africa Group	70,378		810,458
Pioneer Foods Group	69,877		667,792
PPC	2,232,834	[a]	1,138,327
Sasol	14,638		458,641
Steinhoff International Holdings	326,795		1,341,669
The Foschini Group	112,268		1,294,966
			6,463,633
South Korea - 17.8%
CJ CheilJedang	4,081		1,504,319
Com2uS	10,245		1,188,781
Doosan Bobcat	36,310		1,190,379
Grand Korea Leisure	36,089		1,082,826
Hankook Tire	23,870		1,175,771
Hanwha Techwin	24,506	[a]	794,722
Hyundai Mobis	6,722		1,686,624
KB Financial Group	14,188		780,585
KCC	2,232		791,903
Korea Electric Power	28,360		977,244
Korea Electric Power, ADR	8,600		150,070
LG	6,847		572,482
LG Chem	2,656		1,018,719
LIG Nex1	9,357		511,417
Mirae Asset Daewoo	124,332		1,179,146

Description		Shares	Value ($)
Common Stocks - 97.2% (continued)
South Korea - 17.8% (continued)
Samsung Electronics		3,378	7,936,656
Samsung Fire & Marine Insurance		3,785	904,987
Shinhan Financial Group		29,990	1,341,334
SK Innovation		6,195	1,184,896
			25,972,861
Taiwan - 10.4%
Advanced Semiconductor Engineering		1,291,096	1,677,575
Casetek Holdings		303,000	1,180,954
Fubon Financial Holding		778,000	1,278,216
Hon Hai Precision Industry		373,074	1,256,649
Inventec		1,652,000	1,244,722
MediaTek		126,000	1,385,509
Quanta Computer		501,000	1,033,642
Simplo Technology		110,600	635,389
Taiwan Semiconductor Manufacturing		552,638	4,160,520
Yuanta Financial Holding		2,908,000	1,352,330
			15,205,506
Thailand - .9%
Bangkok Bank		203,260	1,338,520
Turkey - 2.0%
Coca-Cola Icecek		104,292	933,484
Turkcell Iletisim Hizmetleri		253,539	985,081
Turkiye Halk Bankasi		435,333	987,558
			2,906,123
Total Common Stocks (cost $115,776,217)			141,516,267
	Preferred Dividend Yield(%)
Preferred Stocks - 1.7%
Brazil - 1.7%
Banco do Estado do Rio Grande do Sul, Cl. B	4.9	216,600	860,193
Cia Energetica de Minas Gerais	8.28	288,000	580,672
Cia Paranaense de Energia, Cl. B	8.59	58,700	413,695

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Preferred Dividend Yield(%)	Shares		Value ($)
Preferred Stocks - 1.7% (continued)
Brazil - 1.7% (continued)
Randon Implementos e Participacoes	0.7	347,101		678,625
Total Preferred Stocks (cost $2,057,898)				2,533,185
		Number of Rights
Rights - .0%
Russia - .0%
Magnit (cost $8,455)		782	[a]	2,327
		Shares
Other Investment - 1.9%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,715,626)		2,715,626	[e]	2,715,626
Total Investments (cost $120,558,196)		100.8%		146,767,405
Liabilities, Less Cash and Receivables		(.8%)		(1,114,562)
Net Assets		100.0%		145,652,843

ADR—American Depository Receipt

aNon-income producing security.

bSecurity exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, these securities were valued at $2,897,687 or 1.99% of net assets.

cThe fund held Level 3 securities at November 30, 2017, these securities were valued at $0 or .0% of net assets.

dThe valuation of this security has been determined in good faith by management under the direction of the Board of Directors. At November 30, 2017, the value of this security amounted to $1,094,588 or .75% of net assets.

eInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Financials	25.8
Information Technology	18.0
Consumer Discretionary	12.1
Industrials	9.8
Materials	8.2
Energy	6.2
Utilities	6.1
Telecommunication Services	6.0
Consumer Staples	5.2
Money Market Investment	1.9
Health Care	1.5
100.8

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Company	Value 5/31/17 ($)	Purchases ($)	Sales ($)	Value 11/30/17 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	3,312,882	25,404,407	26,001,663	2,715,626	1.9	7,215

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS November 30, 2017 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Goldman Sachs International
United States Dollar	23,113	Hong Kong Dollar	180,511	12/1/17	1
Gross Unrealized Appreciation					1

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	117,842,570	144,051,779
Affiliated issuers	2,715,626	2,715,626
Cash denominated in foreign currency	496,785	497,943
Receivable for investment securities sold		330,834
Dividends receivable		44,506
Receivable for shares of Common Stock subscribed		10,458
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		1
Prepaid expenses		39,628
		147,690,775
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		284,984
Cash overdraft due to Custodian		37,457
Payable for investment securities purchased		861,570
Payable for shares of Common Stock redeemed		681,914
Accrued expenses		172,007
		2,037,932
Net Assets ($)		145,652,843
Composition of Net Assets ($):
Paid-in capital		420,681,976
Accumulated undistributed investment income—net		1,587,497
Accumulated net realized gain (loss) on investments		(302,828,081)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		26,211,451
Net Assets ($)		145,652,843

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	57,326,634	6,727,293	33,034,263	48,564,653
Shares Outstanding	5,152,863	619,143	2,886,539	4,346,869
Net Asset Value Per Share ($)	11.13	10.87	11.44	11.17

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $289,380 foreign taxes withheld at source):
Unaffiliated issuers	2,481,586
Affiliated issuers	7,215
Interest	1,036
Total Income	2,489,837
Expenses:
Management fee—Note 3(a)	948,703
Shareholder servicing costs—Note 3(c)	196,884
Custodian fees—Note 3(c)	117,190
Professional fees	65,581
Registration fees	32,334
Distribution fees—Note 3(b)	25,505
Prospectus and shareholders’ reports	14,236
Directors’ fees and expenses—Note 3(d)	11,180
Loan commitment fees—Note 2	371
Miscellaneous	16,923
Total Expenses	1,428,907
Less—reduction in expenses due to undertaking—Note 3(a)	(32,088)
Less—reduction in fees due to earnings credits—Note 3(c)	(1,388)
Net Expenses	1,395,431
Investment Income—Net	1,094,406
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	7,684,232
Net realized gain (loss) on forward foreign currency exchange contracts	(43,939)
Net Realized Gain (Loss)	7,640,293
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	2,890,281
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	1
Net Unrealized Appreciation (Depreciation)	2,890,282
Net Realized and Unrealized Gain (Loss) on Investments	10,530,575
Net Increase in Net Assets Resulting from Operations	11,624,981

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
Operations ($):
Investment income—net	1,094,406	1,081,479
Net realized gain (loss) on investments	7,640,293	15,778,997
Net unrealized appreciation (depreciation) on investments	2,890,282	20,147,063
Net increase from payment by affiliate	-	148,137
Net Increase (Decrease) in Net Assets Resulting from Operations	11,624,981	37,155,676
Distributions to Shareholders from ($):
Investment income—net:
Class A	-	(410,097)
Class C	-	(802)
Class I	-	(253,995)
Class Y	-	(410,377)
Total Distributions	-	(1,075,271)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,888,654	7,805,957
Class C	318,262	610,824
Class I	4,537,210	17,705,025
Class Y	1,618,179	16,723,706
Distributions reinvested:
Class A	-	389,040
Class C	-	749
Class I	-	243,664
Class Y	-	296,142
Cost of shares redeemed:
Class A	(8,751,115)	(18,881,957)
Class C	(744,838)	(2,471,971)
Class I	(8,343,667)	(16,637,688)
Class Y	(7,584,014)	(10,559,261)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(17,061,329)	(4,775,770)
Total Increase (Decrease) in Net Assets	(5,436,348)	31,304,635
Net Assets ($):
Beginning of Period	151,089,191	119,784,556
End of Period	145,652,843	151,089,191
Undistributed investment income—net	1,587,497	493,091

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
Capital Share Transactions (Shares):
Class A
Shares sold	177,500	827,110
Shares issued for distributions reinvested	-	43,959
Shares redeemed	(805,596)	(2,065,919)
Net Increase (Decrease) in Shares Outstanding	(628,096)	(1,194,850)
Class C
Shares sold	30,558	66,926
Shares issued for distributions reinvested	-	86
Shares redeemed	(71,013)	(274,645)
Net Increase (Decrease) in Shares Outstanding	(40,455)	(207,633)
Class Ia
Shares sold	407,121	1,843,561
Shares issued for distributions reinvested	-	26,806
Shares redeemed	(752,524)	(1,688,010)
Net Increase (Decrease) in Shares Outstanding	(345,403)	182,357
Class Ya
Shares sold	153,609	1,640,799
Shares issued for distributions reinvested	-	33,387
Shares redeemed	(695,846)	(1,136,179)
Net Increase (Decrease) in Shares Outstanding	(542,237)	538,007

a During the period ended May 31, 2017, 18,855 Class Y shares representing $163,745 were exchanged for 18,408 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2017		Year Ended May 31,
Class A Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	10.32	7.82	9.88	10.37	9.65	8.88
Investment Operations:
Investment income—net[a]	.07	.07	.08	.07	.08	.07
Net realized and unrealized gain (loss) on investments	.74	2.49	(2.02)	(.47)	.70	.79
Total from Investment Operations	.81	2.56	(1.94)	(.40)	.78	.86
Distributions:
Dividends from investment income-net	-	(.07)	(.19)	(.09)	(.06)	(.09)
Dividends from net realized gain on investments	-	-	-	-	-	-
Total Distributions	-	(.07)	(.19)	(.09)	(.06)	(.09)
Payment by affiliate	-	.01	.07	-	-	-
Net asset value, end of period	11.13	10.32	7.82	9.88	10.37	9.65
Total Return (%)[b]	7.95[c]	32.83[d]	(18.91)[d]	(3.84)	8.17	9.59
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.11[e]	2.11	2.20	1.86	1.87	1.82
Ratio of net expenses to average net assets	2.00[e]	1.83	2.00	1.66	1.67	1.75
Ratio of net investment income to average net assets	1.28[e]	.72	1.02	.68	.80	.75
Portfolio Turnover Rate	31.07[c]	80.10	80.11	54.60	52.45	42.43
Net Assets, end of period ($ x 1,000)	57,327	59,634	54,529	88,714	153,122	222,808

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d The total return would have been 32.70% for 2017 and (19.63%) for 2016 had payments not been made by The Bank of New York Mellon Corporation related to a class action settlement.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2017		Year Ended May 31,
Class C Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	10.11	7.66	9.65	10.13	9.43	8.68
Investment Operations:
Investment income (loss)—net[a]	.03	(.00)[b]	.03	(.01)	(.00)[b]	(.00)[b]
Net realized and unrealized gain (loss) on investments	.73	2.44	(1.99)	(.46)	.70	.75
Total from Investment Operations	.76	2.44	(1.96)	(.47)	.70	.75
Distributions:
Dividends from investment income-net	-	(.00)[b]	(.10)	(.01)	-	(.00)[b]
Dividends from net realized gain on investments	-	-	-	-	-	-
Total Distributions	-	(.00)[b]	(.10)	(.01)	-	(.00)[b]
Payment by affiliate	-	.01	.07	-	-	-
Net asset value, end of period	10.87	10.11	7.66	9.65	10.13	9.43
Total Return (%)[c]	7.52[d]	32.00[e]	(19.57)[e]	(4.61)	7.42	8.67
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.77[f]	2.89	2.90	2.62	2.65	2.62
Ratio of net expenses to average net assets	2.75[f]	2.60	2.70	2.42	2.46	2.55
Ratio of net investment income (loss) to average net assets	.48[f]	(.03)	.35	(.08)	(.02)	(.04)
Portfolio Turnover Rate	31.07[c]	80.10	80.11	54.60	52.45	42.43
Net Assets, end of period ($ x 1,000)	6,727	6,671	6,647	11,530	14,420	20,161

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e The total return would have been 31.87% for 2017 and (20.20%) for 2016 had payments not been made by The Bank of New York Mellon Corporation related to a class action settlement.
f Annualized.

See notes to financial statements.

Six Months Ended
November 30, 2017		Year Ended May 31,
Class I Shares	(Unaudited)	2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	10.60	8.03	9.90	10.41	9.70	8.93
Investment Operations:
Investment income—net[a]	.09	.08	.12	.10	.10	.10
Net realized and unrealized gain (loss) on investments	.75	2.57	(2.05)	(.48)	.71	.79
Total from Investment Operations	.84	2.65	(1.93)	(.38)	.81	.89
Distributions:
Dividends from investment income-net	-	(.09)	(.01)	(.13)	(.10)	(.12)
Dividends from net realized gain on investments	-	-	-	-	-	-
Total Distributions	-	(.09)	(.01)	(.13)	(.10)	(.12)
Payment by affiliate	-	.01	.07	-	-	-
Net asset value, end of period	11.44	10.60	8.03	9.90	10.41	9.70
Total Return (%)	7.93[b]	33.37[c]	(18.81)[c]	(3.58)	8.42	9.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.74[d]	1.90	1.76	1.63	1.60	1.57
Ratio of net expenses to average net assets	1.74[d]	1.59	1.56	1.43	1.41	1.50
Ratio of net investment income to average net assets	1.53[d]	.83	1.44	.98	1.03	.99
Portfolio Turnover Rate	31.07[b]	80.10	80.11	54.60	52.45	42.43
Net Assets, end of period ($ x 1,000)	33,034	34,247	24,495	388,397	633,727	616,929

a Based on average shares outstanding.

b Not annualized.

c The total return would have been 33.24% for 2017 and (19.51%) for 2016 had payments not been made by The Bank of New York Mellon Corporation related to a class action settlement.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	November 30, 2017	Year Ended May 31,
Class Y Shares	(Unaudited)	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	10.34	7.84	9.90	10.42	9.04
Investment Operations:
Investment income—net[b]	.09	.10	.13	.05	.09
Net realized and unrealized gain (loss) on investments	.74	2.50	(2.04)	(.42)	1.41
Total from Investment Operations	.83	2.60	(1.91)	(.37)	1.50
Distributions:
Dividends from investment income-net	-	(.11)	(.22)	(.15)	(.12)
Payment by affiliate	-	.01	.07	-	-
Net asset value, end of period	11.17	10.34	7.84	9.90	10.42
Total Return (%)	8.03[c]	33.49[d]	(18.50)[d]	(2.81)	15.84[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.59[e]	1.78	1.68	1.42	2.01[e]
Ratio of net expenses to average net assets	1.59[e]	1.42	1.48	1.22	1.04[e]
Ratio of net investment income to average net assets	1.70[e]	1.14	1.59	.47	.96[e]
Portfolio Turnover Rate	31.07[c]	80.10	80.11	54.60	52.45
Net Assets, end of period ($ x 1,000)	48,565	50,538	34,113	63,825	1

a From July 1, 2013 (commencement of initial offering) to May 31, 2014.

b Based on average shares outstanding.

c Not annualized.

d The total return would have been 33.36% for 2017 and (19.23%) for 2016 had payments not been made by The Bank of New York Mellon Corporation related to a class action settlement.

e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Emerging Markets Fund (the “fund”) is the sole series of Dreyfus International Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2017 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1- Unadjusted Quoted Prices	Level 2-Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common Stocks	12,095,102	129,421,165†	0	141,516,267
Equity Securities- Foreign Preferred Stocks	–	2,533,185†	–	2,533,185
Rights	–	2,327†	–	2,327
Registered Investment Company	2,715,626	–	–	2,715,626
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	–	1	–	1

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized appreciation at period end.

At November 30, 2017, the amount of securities transferred between levels equals fair value of exchange traded foreign equity securities as reported as Level 2 in the table above. At May 31, 2017, $2,168,185 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures. It is the fund's policy to recognize transfers between levels at the end of the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities- Foreign Common Stock($)
Balance as of 5/31/2017	0
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	–
Purchases/ issuances	–
Sales/ dispositions	–
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of 11/30/2017	0
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 11/30/2017	–

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

Certain affiliated investment companies may also invest in the fund. At November 30, 2017, Dreyfus Diversified International Fund, an affiliate of the fund, held 3,865,293 Class Y shares representing approximately 29.6% of the fund’s net assets.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The fund follows an investment policy of investing primarily in emerging market countries. Because the fund’s investments are concentrated in emerging market countries, the fund’s performance is expected to be

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

closely tied to social, political and economic conditions within such countries and to be more volatile than the performance of more geographically diversified funds.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $308,671,298 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2017. The fund has $21,259,072 of short-term capital losses and $287,412,226 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2017 was as follows: ordinary income $1,075,271. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed from June 1, 2017 until October 1, 2018, to waive receipt of its fees and/or assume the expenses of the fund, so that the direct expenses of Class A, C, I and Y shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.75% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $32,088 during the period ended November 30, 2017.

During the period ended November 30, 2017, the Distributor retained $3,175 from commissions earned on sales of the fund’s Class A shares and $329 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2017, Class C shares were charged $25,505 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2017, Class A and Class C shares were charged $75,006 and $8,502, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2017, the fund was charged $8,593 for transfer agency services and $1,004 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $1,004.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2017, the fund was charged $117,190 pursuant to the custody agreement. These fees were partially offset by earnings credits of $384.

During the period ended November 30, 2017, the fund was charged $5,604 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $163,378, Distribution Plan fees $4,229, Shareholder Services Plan fees $13,493, custodian fees $71,875, Chief Compliance Officer fees $7,472 and transfer agency fees $24,537.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended November 30, 2017, redemption fees charged and retained by the fund amounted to $4,612.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended November 30, 2017, amounted to $45,855,746 and $58,712,202, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended November 30, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at November 30, 2017 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At November 30, 2017, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	1	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	1	-
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	1	-

The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of November 30, 2017:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Goldman Sachs International	1		-	-	1

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended November 30, 2017:

Average Market Value ($)
Forward contracts	205,672

At November 30, 2017, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $26,209,210, consisting of $31,921,908 gross unrealized appreciation and $5,712,698 gross unrealized depreciation.

At November 30, 2017, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

NOTES

For More Information

Dreyfus Emerging Markets Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DRFMX Class C: DCPEX Class I: DRPEX Class Y: DYPEX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0327SA1117

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 25, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 25, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)